UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21515
                                      ---------

                   TS&W/Claymore Tax-Advantaged Balanced Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                     -------------

Date of fiscal year end: December 31
                         -----------
Date of reporting period: September 30, 2008
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                                OPTIONAL
   PRINCIPAL AMOUNT                                                                      CALL PROVISIONS                 VALUE
-------------------------------------------------------------------------------------------------------------------------------

                       LONG-TERM MUNICIPAL BONDS -- 92.4%
                       ARIZONA -- 2.3%
        $ 4,500,000    Maricopa County Pollution Control Corp., Pollution Control Revenue
                       Refunding Public Service Co-A-RMK, BB+, Baa3
                       5.75%, 11/1/2022                                                     5/1/09 @ 100           $ 3,946,095
                                                                                                           --------------------

                       CALIFORNIA -- 10.5%
          4,810,000    Alhambra Certificates of Participation
                       Police Facilities 91-1-RMK, AMBAC Insured, AA, Aa3
                       6.75%, 9/1/2023                                                               N/A             5,201,919
          8,250,000    California Health Facilities Financing Authority Revenue
                       Series 1755, NR, Aaa (Underlying Obligor: Sutter Health) (a)
                       8.48%, 11/15/2046                                                  11/15/16 @ 100             6,986,430
          2,180,000    California Statewide Communities Development Authority Revenue
                       Sub-Wildwood Elementary School, NR, NR
                       7.00%, 11/1/2029                                                    11/1/09 @ 102             2,030,452
          5,000,000    Golden State Tobacco Securitization Corporation
                       Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, BBB, Baa3
                       5.75%, 6/1/2047                                                      6/1/17 @ 100             3,729,900
                                                                                                           --------------------
                                                                                                                    17,948,701
                                                                                                           --------------------
                       COLORADO -- 2.8%
          1,355,000    Denver Health & Hospital Authority Health Care Revenue
                       Series 1998A, ACA Insured (Prerefunded), BBB, NR
                       5.375%, 12/1/2028                                                   12/1/08 @ 101             1,373,916
          1,000,000    Denver Health & Hospital Authority Health Care Revenue
                       Series 2004A (Prerefunded), BBB, NR
                       6.00%, 12/1/2031                                                    12/1/11 @ 100             1,086,760
          2,000,000    Denver Health & Hospital Authority Health Care Revenue
                       Series 2004A (Prerefunded), AAA, NR
                       6.25%, 12/1/2033                                                    12/1/14 @ 100             2,278,060
                                                                                                           --------------------
                                                                                                                     4,738,736
                                                                                                           --------------------
                       FLORIDA -- 0.5%
          1,000,000    St. Johns County Industrial Development Authority Health Care
                       Glenmoor Project, Series 2006A, NR, NR
                       5.25% 1/1/2026                                                       1/1/16 @ 100               778,050
                                                                                                           --------------------

                       ILLINOIS -- 3.7%
          5,000,000    Illinois Finance Authority Revenue
                       OSF Healthcare System, Series 2007A, A, A2
                       5.75%, 11/15/2037                                                  11/15/17 @ 100             4,320,750
          2,000,000    Metropolitan Pier and Exposition Authority
                       McCormick Place Expansion Project, Series 2004A, AAA, A1
                       5.50%, 6/15/2027                                                    6/15/09 @ 100             1,918,640
                                                                                                           --------------------
                                                                                                                     6,239,390
                                                                                                           --------------------
                       MASSACHUSETTS -- 0.9%
          1,820,000    Massachusetts Development Finance Agency Revenue
                       Evergreen Center, BBB-, NR
                       5.50%, 1/1/2035                                                       1/1/15@ 100             1,466,192
                                                                                                           --------------------

                       MICHIGAN -- 3.0%
          5,000,000    City of Detroit
                       Water Supply System Revenue, Rols RR II R 11448, BHAC/FGIC Insured, AAA, NR
                       (Underlying Obligor: City of Detroit Water Supply System) (a)
                       3.07%, 7/1/2026                                                      7/1/18 @ 100             5,110,598
                                                                                                           --------------------

                       MISSOURI -- 3.9%
          4,690,000    Cole County Industrial Development Authority
                       Senior Living Facilities Revenue
                       Lutheran Senior Services Heisinger Project, NR, NR
                       5.50%, 2/1/2035                                                      2/1/14 @ 100             4,107,174
          3,000,000    Missouri State Health & Educational Facilities Authority Revenue
                       Senior Living Facilities Revenue
                       Lutheran Senior, Series A, NR, NR
                       5.375%, 2/1/2035                                                     2/1/15 @ 100             2,517,480
                                                                                                           --------------------
                                                                                                                     6,624,654
                                                                                                           --------------------
                       NEW JERSEY -- 0.9%
          1,450,000    New Jersey Educational Facilities Authority
                       Stevens Institute of Technology (Prerefunded), Series 2004B, BBB+, Baa2
                       5.375%, 7/1/2034                                                     7/1/14 @ 100             1,579,427
                                                                                                           --------------------

                       NEW YORK -- 2.5%
          4,500,000    New York State Dormitory Authority Revenue
                       Cabrini of Westchester, Series 2006, GNMA Collateralized, AA, NR (b)
                       8.40%, 2/15/2041                                                    2/15/17 @ 103             4,219,290
                                                                                                           --------------------

                       OHIO -- 2.8%
          2,760,000    Akron, Bath & Copley Joint Township Hospital District Revenue
                       Hospital Facilities-Summa Health Systems, Series A, RADIAN Insured, NR, A3
                       5.50%, 11/15/2034                                                  11/15/14 @ 100             2,344,841
          3,000,000    Buckeye Tobacco Settlement Financing Authority
                       Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, BBB, Baa3
                       6.50%, 6/1/2047                                                      6/1/17 @ 100             2,434,470
                                                                                                           --------------------
                                                                                                                     4,779,311
                                                                                                           --------------------
                       PENNSYLVANIA -- 4.7%
          7,500,000    Allegheny County Hopsital Development Authority Health System Revenue
                       West Penn, Series 2007A, BB, Ba3
                       5.375%, 11/15/2040                                                 11/15/17 @ 100             5,179,200
          3,250,000    Pennsylvania Higher Educational Facilities Authority
                       Widener University Series 2003, BBB+, NR
                       5.375%, 7/15/2029                                                   7/15/13 @ 100             2,914,275
                                                                                                           --------------------
                                                                                                                     8,093,475
                                                                                                           --------------------
                       PUERTO RICO - 7.3%
          5,000,000    Puerto Rico Electric Power Authority
                       Power Revenue Revenue Bonds, Series WW, BBB+, A3
                       5.50%, 7/1/2038                                                      7/1/18 @ 100             4,654,600
          8,500,000    Puerto Rico Housing Finance Authority
                       Capital Fund Modernization Program Subordinate Bonds, Series 2008, AA-, NR
                       5.125%, 12/1/2027                                                   12/1/18 @ 100             7,785,490
                                                                                                           --------------------
                                                                                                                    12,440,090
                                                                                                           --------------------
                       RHODE ISLAND -- 2.2%
                       Rhode Island State Health & Educational Building Corporation Revenue
                       Hospital Financing Lifespan, A-, A3
          3,000,000    6.375%, 8/15/2021 (Prerefunded)                                     8/15/12 @ 100             3,297,540
            500,000    6.375%, 8/15/2021                                                   8/15/12 @ 100               506,010
                                                                                                           --------------------
                                                                                                                     3,803,550
                                                                                                           --------------------
                       SOUTH CAROLINA -- 0.9%
          1,430,000    Lexington County Health Services District, Inc., Hospital Revenue
                       Lexington Medical Center, Series 2004 (Prerefunded), A+, A2
                       5.50%, 5/1/2032                                                      5/1/14 @ 100             1,541,869
                                                                                                           --------------------

                       TEXAS -- 41.1%
         12,615,000    Aledo Independent School District
                       Unlimited Tax School Building Bonds, Series 2008, PSF
                       Guaranteed, AAA, NR
                       5.00%, 2/15/2039                                                    2/15/18 @ 100            11,566,567
          5,000,000    Beaumont Independent School District
                       Unlimited Tax School Building Bonds, Series 2008A , PSF
                       Guaranteed, AAA, Aaa
                       5.00%, 2/15/2033                                                    2/15/17 @ 100             4,640,950
          5,000,000    Burleson Independent School District
                       Unlimited Tax School Building Bonds, Series 2008, PSF
                       Guaranteed, NR, Aaa
                       5.00%, 8/1/2038                                                      8/1/18 @ 100             4,594,100
          8,535,000    Calallen Independent School District Revenue
                       Unlimited Tax School Building Bonds, Series 2008, PSF
                       Guaranteed, AAA, NR
                       5.00%, 2/15/2038                                                    2/15/18 @ 100             7,846,482
          5,870,000    Eagle Mountain - Saginaw Independent School District
                       Unlimited Tax School Building Bonds, Series 2008, PSF
                       Guaranteed, AAA, NR
                       5.00%, 8/15/2033                                                    8/15/18 @ 100             5,422,060
                       Grand Prairie Independent School District
                       Unlimited Tax School Building Bonds, Series 2008, PSF
                       Guaranteed, AAA, NR
          2,780,000    5.00%, 2/15/2034                                                    2/15/18 @ 100             2,562,354
          1,240,000    5.00%, 2/15/2037                                                    2/15/18 @ 100             1,133,137

                       Livingston Independent School District
                       Unlimited Tax School Building Bonds, Series 2008, PSF
                       Guaranteed, AAA, NR
          5,000,000    5.00%, 8/15/2033                                                    8/15/18 @ 100             4,631,150
          5,000,000    5.00%, 8/15/2038                                                    8/15/18 @ 100             4,593,950

          6,740,000    McKinney Independent School District
                       School Building Unlimited Tax Bonds, Series 2008, PSF
                       Guaranteed, AAA, Aaa
                       5.00%, 2/15/2033                                                    2/15/18 @ 100             6,230,591
          5,000,000    North Texas Tollway Authority Revenue
                       Rols RR II R-11392-1, BHAC Insured, NR, Aaa
                       (Underlying Obligor: North Texas Tollway Authority) (a)
                       3.17%, 1/1/2040                                                      1/1/18 @ 100             5,127,800
          7,000,000    Prosper Independent School District
                       Unlimited Tax School Building and Refunding Bonds, Series
                       2008, PSF Guaranteed, AAA, NR
                       5.00%, 2/15/2033                                                    2/15/17 @ 100             6,488,510
          5,495,000    Seguin Independent School District
                       Unlimited Tax School Building Bonds, Series 2008, PSF
                       Guaranteed, AAA, Aaa
                       5.00%, 8/15/2035                                                    8/15/18 @ 100             5,075,127
                                                                                                           --------------------
                                                                                                                    69,912,778
                                                                                                           --------------------
                       WISCONSIN -- 2.4%
          3,350,000    Wisconsin State Health & Educational Facilities Authority Revenue
                       Aurora Health Care, Series A, BBB+, NR
                       5.60%, 2/15/2029                                                    2/15/09 @ 101             2,923,210
                       Wisconsin State Health & Educational Facilities Authority Revenue
                       Blood Center Southeastern Project, A-, NR
            500,000    5.50%, 6/1/2024                                                      6/1/14 @ 100               462,825
            750,000    5.75%, 6/1/2034                                                      6/1/14 @ 100               678,413
                                                                                                           --------------------
                                                                                                                     4,064,448
                                                                                                           --------------------
                       TOTAL LONG-TERM MUNICIPAL BONDS - 92.4%
                       (Cost $173,728,267)                                                                         157,286,654
                                                                                                           --------------------

NUMBER OF SHARES                                                                                                         VALUE
-------------------------------------------------------------------------------------------------------------------------------

                       COMMON STOCKS -- 61.3%
                       AEROSPACE & DEFENSE -- 0.5%
             17,500    Rockwell Collins, Inc.                                                                          841,575
                                                                                                           --------------------

                       CAPITAL MARKETS -- 0.6%
             47,500    Morgan Stanley                                                                                1,092,500
                                                                                                           --------------------

                       CHEMICALS -- 1.7%
             90,000    Dow Chemical Co. (The)                                                                        2,860,200
                                                                                                           --------------------

                       COMMERCIAL BANKS -- 1.2%
             25,000    HSBC Holdings PLC, ADR (United Kingdom)                                                       2,020,750
                                                                                                           --------------------

                       COMMERCIAL SERVICES & SUPPLIES -- 1.8%
             90,000    Pitney Bowes, Inc.                                                                            2,993,400
                                                                                                           --------------------

                       COMMUNICATIONS EQUIPMENT -- 3.2%
            107,500    Cisco Systems, Inc. (c)                                                                       2,425,200
            125,000    Corning, Inc.                                                                                 1,955,000
             25,000    Harris Corp.                                                                                  1,155,000
                                                                                                           --------------------
                                                                                                                     5,535,200
                                                                                                           --------------------
                       COMPUTERS & PERIPHERALS -- 0.9%
            125,000    Seagate Technology (Cayman Islands)                                                           1,515,000
                                                                                                           --------------------

                       DIVERSIFIED FINANCIAL SERVICES -- 5.6%
            115,000    Bank of America Corp.                                                                         4,025,000
             92,500    ING Groep N.V., ADR (Netherlands)                                                             1,979,500
             75,000    JPMorgan Chase & Co.                                                                          3,502,500
                                                                                                           --------------------
                                                                                                                     9,507,000
                                                                                                           --------------------
                       DIVERSIFIED TELECOMMUNICATION -- 6.2%
            110,000    AT&T, Inc.                                                                                    3,071,200
             90,000    Deutsche Telekom AG, ADR (Germany)                                                            1,370,700
             60,000    Embarq Corp.                                                                                  2,433,000
            115,000    Verizon Communications, Inc.                                                                  3,690,350
                                                                                                           --------------------
                                                                                                                    10,565,250
                                                                                                           --------------------
                       ELECTRIC UTILITIES -- 2.5%
            100,000    Progress Energy, Inc.                                                                         4,313,000
                                                                                                           --------------------

                       FOOD PRODUCTS -- 1.1%
             37,500    H.J. Heinz Co.                                                                                1,873,875
                                                                                                           --------------------

                       HOTELS, RESTAURANTS & LEISURE - 1.4%
             67,500    Carnival Corp. (Panama)                                                                       2,386,125
                                                                                                           --------------------

                       HOUSEHOLD PRODUCTS -- 2.7%
             30,000    Kimberly-Clark Corp.                                                                          1,945,200
             37,500    Procter & Gamble Co.                                                                          2,613,375
                                                                                                           --------------------
                                                                                                                     4,558,575
                                                                                                           --------------------
                       INDUSTRIAL CONGLOMERATES -- 4.0%
             45,000    3M Co.                                                                                        3,073,950
            150,000    General Electric Co.                                                                          3,825,000
                                                                                                           --------------------
                                                                                                                     6,898,950
                                                                                                           --------------------
                       INSURANCE - 0.7%
             17,500    PartnerRe Ltd. (Bermuda)                                                                      1,191,575
                                                                                                           --------------------

                       MACHINERY - 0.7%
             20,000    Caterpillar, Inc.                                                                             1,192,000
                                                                                                           --------------------

                       MEDIA - 1.0%
             57,500    Walt Disney Co. (The)                                                                         1,764,675
                                                                                                           --------------------

                       MULTILINE RETAIL - 1.0%
             30,000    Wal-Mart Stores, Inc.                                                                         1,796,700
                                                                                                           --------------------

                       MULTI-UTILITIES -- 3.6%
            237,500    Centerpoint Energy, Inc.                                                                      3,460,375
             67,500    DTE Energy Co.                                                                                2,708,100
                                                                                                           --------------------
                                                                                                                     6,168,475
                                                                                                           --------------------
                       OIL, GAS & CONSUMABLE FUELS -- 9.1%
             75,000    BP PLC, ADR (United Kingdom)                                                                  3,762,750
             40,000    Chevron Corp.                                                                                 3,299,200
             21,500    ConocoPhillips                                                                                1,574,875
             31,000    Exxon Mobil Corp.                                                                             2,407,460
             60,719    Royal Dutch Shell PLC, Class B, ADR (United Kingdom)                                          3,466,448
             30,000    Valero Energy Corp.                                                                             909,000
                                                                                                           --------------------
                                                                                                                    15,419,733
                                                                                                           --------------------
                       PHARMACEUTICALS -- 7.5%
             55,000    Eli Lilly & Co.                                                                               2,421,650
             50,000    GlaxoSmithKline PLC, ADR (United Kingdom)                                                     2,173,000
             40,000    Johnson & Johnson                                                                             2,771,200
             67,500    Merck & Co., Inc.                                                                             2,130,300
            175,000    Pfizer, Inc.                                                                                  3,227,000
                                                                                                           --------------------
                                                                                                                    12,723,150
                                                                                                           --------------------
                       REAL ESTATE INVESTMENT TRUSTS -- 1.5%
             52,500    Rayonier, Inc.                                                                                2,485,875
                                                                                                           --------------------

                       SPECIALTY RETAIL -- 1.6%
             32,500    Best Buy Co., Inc.                                                                            1,218,750
             60,000    Lowe's Cos., Inc.                                                                             1,421,400
                                                                                                           --------------------
                                                                                                                     2,640,150
                                                                                                           --------------------
                       TOBACCO -- 1.2%
            100,000    Altria Group, Inc.                                                                            1,984,000
                                                                                                           --------------------

                       TOTAL COMMON STOCKS - 61.3%                                                                 104,327,733
                       (Cost $117,570,323)                                                                 --------------------



                                                                                                OPTIONAL
PRINCIPAL AMOUNT                                                                         CALL PROVISIONS                 VALUE
-------------------------------------------------------------------------------------------------------------------------------

                       CORPORATE BONDS -- 9.1%
                       AEROSPACE/DEFENSE -- 1.0%
        $ 1,000,000    DRS Technologies, Inc., B, B3
                       6.875%, 11/1/2013                                                11/1/08 @ 103.44               990,000
            700,000    L-3 Communications Corp., BB+, Ba3
                       7.625%, 6/15/2012                                                6/15/09 @ 101.27               689,500
                                                                                                           --------------------
                                                                                                                     1,679,500
                                                                                                           --------------------
                       APPAREL -- 0.6%
          1,000,000    Phillips-Van Heusen Corp., BB+, Ba3
                       7.25%, 2/15/2011                                                 2/15/09 @ 101.81               982,500
                                                                                                           --------------------

                       AUTO MANUFACTURERS -- 0.3%
            476,000    Navistar International Corp., NR, NR
                       7.50%, 6/15/2011                                                 6/15/09 @ 101.88               468,860
                                                                                                           --------------------

                       AUTO PARTS & EQUIPMENT -- 0.3%
            600,000    Goodyear Tire & Rubber Co. (The), BB-, B2
                       7.86%, 8/15/2011                                                              N/A               583,500
                                                                                                           --------------------

                       BANKS -- 0.5%
            400,000    Capital One Financial Corp., BBB, Baa1
                       6.15%, 9/1/2016                                                               N/A               300,192
            100,000    FCB/NC Capital Trust I, BB+, A3
                       8.05%, 3/1/2028                                                   3/1/09 @ 103.62                94,347
            500,000    First Tennessee Bank NA, BBB+, A3
                       2.87%, 5/18/2009 (d)                                                          N/A               473,750
                                                                                                           --------------------
                                                                                                                       868,289
                                                                                                           --------------------
                       COMMERCIAL SERVICES -- 0.2%
            350,000    Rent-A-Center, Inc., B+, B2
                       7.50%, 5/1/2010                                                   5/1/09 @ 100.00               342,125
                                                                                                           --------------------

                       DIVERSIFIED FINANCIAL SERVICES -- 1.0%
          1,750,000    Citigroup, Inc., A, A2
                       8.40%, 4/29/49 (e)                                               4/30/18 @ 100.00             1,191,155
          1,000,000    General Motors Acceptance Corp. LLC, B-, B3
                       6.875%, 9/15/2011                                                             N/A               446,187
                                                                                                           --------------------
                                                                                                                     1,637,342
                                                                                                           --------------------
                       ELECTRONICS -- 0.4%
            700,000    IMAX Corp. (Canada), CCC, Caa2
                       9.625%, 12/1/2010                                                12/1/08 @ 102.41               696,500
                                                                                                           --------------------

                       FOOD -- 1.2%
          1,465,000    Dean Foods Co., B, B3
                       7.00%, 6/1/2016                                                               N/A             1,274,550
            935,000    Smithfield Foods, Inc., BB-, Ba3
                       7.00%, 8/1/2011                                                               N/A               813,450
                                                                                                           --------------------
                                                                                                                     2,088,000
                                                                                                           --------------------
                       FOREST PRODUCTS & PAPER -- 0.4%
            239,000    Boise Cascade LLC, BB-, B2
                       7.125%, 10/15/2014                                              10/15/09 @ 103.56               163,715
            500,000    Domtar Corp., BB-, Ba3
                       7.875%, 10/15/2011                                                            N/A               497,500
                                                                                                           --------------------
                                                                                                                       661,215
                                                                                                           --------------------
                       HEALTH CARE -- 0.4%
            740,000    DaVita, Inc., B, B2
                       7.25%, 3/15/2015                                                 3/15/10 @ 103.63               703,000
                                                                                                           --------------------

                       INSURANCE -- 0.6%
            500,000    Odyssey Re Holdings Corp., BBB-,Baa3
                       7.65%, 11/1/2013                                                              N/A               530,776
            500,000    Presidential Life Corp., B+, B1
                       7.875%, 2/15/2009                                                             N/A               497,500
                                                                                                           --------------------
                                                                                                                     1,028,276
                                                                                                           --------------------
                       IRON/STEEL -- 0.3%
            455,000    Allegheny Technologies, Inc., BBB-, Baa3
                       8.375%, 12/15/2011                                                            N/A               483,616
                                                                                                           --------------------

                       MEDIA - 0.4%
            750,000    DirecTV Holdings LLC/DirecTV Financing Co., BB, Ba3
                       8.375%, 3/15/2013                                                3/15/09 @ 102.79               740,625
                                                                                                           --------------------

                       OFFICE/BUSINESS EQUIPMENT -- 0.5%
          1,000,000    Xerox Capital Trust I, BB+, Baa3
                       8.00%, 2/1/2027                                                   2/1/09 @ 101.96               909,331
                                                                                                           --------------------

                       RETAIL -- 0.5%
            700,000    Dillards, Inc., BB-, B2
                       7.13%, 8/1/2018                                                               N/A               444,500
            475,000    Pantry, Inc. (The), B-, Caa1
                       7.75%, 2/15/2014                                                 2/15/09 @ 103.88               366,938
                                                                                                           --------------------
                                                                                                                       811,438
                                                                                                           --------------------
                       TRANSPORTATION -- 0.5%
            850,000    Overseas Shipholding Group, Inc., BB, Ba1
                       8.75%, 12/1/2013                                                              N/A               841,500
                                                                                                           --------------------

                       TOTAL CORPORATE BONDS -- 9.1%
                       (Cost $17,718,782)                                                                           15,525,617
                                                                                                           --------------------

NUMBER OF SHARES                                                                                                         VALUE
-------------------------------------------------------------------------------------------------------------------------------

                       PREFERRED STOCKS -- 6.4%
                       DIVERSIFIED FINANCIAL SERVICES -- 1.6%
             60,000    ABN Amro Capital Funding Trust VII, Series G, 6.08%, A, A1                                      489,000
             31,650    Deutsche Bank Contingent Capital Trust II, 6.55%, A, Aa3                                        458,925
             50,000    Merrill Lynch & Co., Inc., Series 3, 6.375%, BBB+, Baa1                                         684,500
             61,000    Merrill Lynch & Co., Inc., Series MER, 8.625%, BBB+, Baa1                                     1,158,390
                                                                                                           --------------------
                                                                                                                     2,790,815
                                                                                                           --------------------
                       INSURANCE -- 1.9%
             50,000    Aegon NV (Netherlands), 6.50%, A-, A3                                                           405,000
             31,200    Allianz SE (Germany), 8.375%, A+, A3                                                            628,680
             25,000    Aspen Insurance Holdings, Ltd. (Bermuda), 7.40%, BBB-, Ba1 (d)                                  355,000
             33,200    ING Groep NV (Netherlands), 7.375%, A, A1                                                       464,800
             50,000    Metlife, Inc., Series B, 6.50%, BBB-, Baa1                                                      776,000
             48,600    Prudential PLC (United Kingdom), 6.50%, A-, Baa1                                                524,880
                                                                                                           --------------------
                                                                                                                     3,154,360
                                                                                                           --------------------
                       REAL ESTATE INVESTMENT TRUSTS -- 2.9%
             20,000    Apartment Investment & Management Co., Series U, 7.75%, B+, Ba3                                 348,000
             20,000    Brandywine Realty Trust, Series C, 7.50%, NR, NR                                                313,600
             11,000    Capital Automotive REIT, Series A, 7.50%, NR, B1                                                136,125
             20,000    CBL & Associates Properties, Inc., Series C, 7.75%, NR, NR                                      306,000
             25,000    CBL & Associates Properties, Inc., Series D, 7.375%, NR, NR                                     360,000
             12,500    Duke Realty Corp., Series L, 6.60%, BBB-, Baa2                                                  193,000
             15,000    First Industrial Realty Trust, Inc., Series J, 7.25%, BB+, Baa3                                 247,500
             20,000    Health Care REIT, Inc., Series D, 7.875%, BB, Baa3                                              429,800
             15,500    Kimco Realty Corp., Series G, 7.75%, BBB, Baa2                                                  316,355
             12,000    PS Business Parks, Inc., Series H, 7.00%, BBB+, Baa3                                            208,560
             16,000    Public Storage, Inc., Series M, 6.625%, BBB, Baa1                                               280,000
             20,000    Realty Income Corp., Series D, 7.375%, BB+, Baa2                                                423,600
             18,500    Regency Centers Corp., Series D, 7.25%, BBB-, Baa3                                              337,810
             25,000    Taubman Centers, Inc., Series G, 8.00%, NR, B1                                                  537,500
             25,000    Vornado Realty Trust, Series E, 7.00%, BBB-, Baa3                                               442,500
                                                                                                           --------------------
                                                                                                                     4,880,350
                                                                                                           --------------------
                       TOTAL PREFERRED STOCKS -- 6.4%
                       (Cost $17,978,449)                                                                           10,825,525
                                                                                                           --------------------

                       TOTAL LONG-TERM INVESTMENTS -- 169.2%
                       (Cost $326,995,821)                                                                         287,965,529
                                                                                                           --------------------


PRINCIPAL AMOUNT                                                                                                         VALUE
-------------------------------------------------------------------------------------------------------------------------------

                       SHORT-TERM INVESTMENTS -- 0.8%
        $ 1,300,000    County of Cuyahoga, Ohio
                       Cleveland Clinic Health System Obligated Group, Series 2004B, AA-, Aa2 (f)
                       4.250%, 1/1/2039                                                                              1,300,000
                                                                                                           --------------------
                       (Cost $1,300,000)

                       TOTAL INVESTMENTS -- 170.0%
                       (Cost $328,295,821)                                                                         289,265,529
                                                                                                           --------------------

                       FLOATING RATE NOTE OBLIGATIONS -- (1.4%)
         (2,250,000)   A note with an interest rate of 2.22% on September 30, 2008, and contractual maturity of collateral in 2041.
                       (Cost ($2,250,000))                                                                          (2,250,000)
                                                                                                           --------------------

                       TOTAL NET INVESTMENTS -- 168.6%
                       (Cost $326,045,821)                                                                         287,015,529
                       Other Assets in excess of Liabilities - 1.9%                                                  3,182,018
                       Preferred Shares, at Liquidation Value - (-70.5% of Net Assets
                       Applicable to Common Shareholders or -41.8% of Total Investments)                          (120,000,000)
                                                                                                           --------------------
                       NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100.0%                                    $ 170,197,547
                                                                                                           ====================


                ACA    ACA Financial Guaranty Corporation
                ADR    American Depositary Receipt
              AMBAC    Ambac Assurance Corporation
               BHAC    Bershire Hathaway Assurance Corp.
               FGIC    Financial Guaranty Insurance Company
               GNMA    Ginnie Mae
                LLC    Limited Liability Corporation
                N/A    Not Applicable
                PLC    Public Limited Company
                PSF    Permanent School Fund (Texas)
             RADIAN    Radian Asset Assurance, Inc
               REIT    Real Estate Investment Trust
--------------------

     (a) Inverse floating rate investment. Interest rate shown is that in effect at September 30, 2008.

     (b) Underlying security related to inverse floating rate investments entered into by the Fund.

     (c)  Non-income producing security

     (d)  Floating or variable rate coupon

     (e) Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future

     (f) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate shown is as of September 30, 2008.


          Ratings shown are per Standard & Poor's and Moody's. Securities classified as NR are not rated.

          All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

                               COUNTRY ALLOCATION*
-------------------------------------------------------------------------------
United States                                                            92.2%
United Kingdom                                                            4.1%
Netherlands                                                               1.0%
Panama                                                                    0.8%
Germany                                                                   0.7%
Bermuda                                                                   0.5%
Cayman Islands                                                            0.5%
Canada                                                                    0.2%
-------------------------------------------------------------------------------

*    Based on Total Long-Term Investments. Subject to change daily.


See previously submitted notes to the financial statements for the period ended June 30, 2008.

The Fund entered into interest rate swap agreements during the period ended September 30, 2008. Details of the swap agreements outstanding as of September 30, 2008 were as follows:

     INTEREST RATE SWAP AGREEMENTS

                                                                                                 UNREALIZED
COUNTERPARTY            TERMINATION            NOTIONAL                                       APPRECIATION/
                               DATE        AMOUNT (000)     FIXED RATE     FLOATING RATE       DEPRECIATION
------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co.*     12/18/2038           $ 20,000         4.556%       30-Yr LIBOR          $ 474,670
                                                                                         -------------------

                                                                                                  $ 474,670
                                                                                         ===================

LIBOR - London Inter Bank Offering Rate

* For each swap noted, the Fund pays a fixed rate and receives a floating rate.



--------------------------------------------------------------------------------

In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation).

Valuations at September 30, 2008
Description                                   Securities       Derivatives          Total
                                              ----------       -----------          -----
(value in $000s)
Assets:
Level 1                                            $ 130,679          $   -         $ 130,679
Level 2                                              158,587            475           159,062
Level 3                                                    -              -                 -
                                          ----------------------------------------------------
Total                                              $ 289,266          $ 475         $ 289,741
                                          =====================================================


Liabilities:
Level 1                                            $       -          $   -         $       -
Level 2                                                    -              -                 -
Level 3                                                    -              -                 -
                                          ----------------------------------------------------
Total                                              $       -          $   -         $       -
                                          ====================================================


Level 3 holdings                              Securities       Derivatives          Total
                                              ----------       -----------          -----
Beginning Balance at 6/30/08                       $       -          $   -         $       -
Total Realized Gain/Loss                                   -              -                 -
Change in Unrealized Gain/Loss                             -              -                 -
Net Purchases and Sales                                    -              -                 -
Net Transfers In/Out                                       -              -                 -
                                          ----------------------------------------------------
Ending Balance at 9/30/08                          $       -          $   -         $       -
                                          ====================================================


ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W/Claymore Tax-Advantaged Balanced Fund
------------------------------------------


By:      /s/ J. Thomas Futrell
         --------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date:    November 21, 2008


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ J. Thomas Futrell
         --------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date:    November 21, 2008


By:      /s/ Steven M. Hill
         --------------------------------------------------
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date:    November 21, 2008